Debt - Summary of Letters of Credit Outstanding and Weighted Average Annual Cost of Letters of Credit (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Letters of Credit
Debt
Letters of Credit Outstanding	$ 453,719	$ 510,962
Weighted Average Annual Cost (as a percent)	0.98%	1.02%
Letters of Credit | Revolving Credit Facilities
Debt
Letters of Credit Outstanding	$ 453,719	$ 510,962
Revolving Credit Facility
Debt
Letters of Credit Outstanding	$ 0	$ 0